DESCRIPTION OF THE PLAN	12 Months Ended
Feb. 28, 2026
DESCRIPTION OF THE PLAN
DESCRIPTION OF THE PLAN

NOTE 1. DESCRIPTION OF THE PLAN

The following is a brief description of the National Bank Holdings Corporation Employee Stock Purchase Plan (the “Plan”). Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

General

The Plan was adopted by the Board of Directors of National Bank Holdings Corporation (the “Company”) on November 5, 2014 and approved by the Company’s shareholders at its Annual Meeting on May 6, 2015. The Plan is designed to provide a convenient and attractive method for eligible employees of the Company and its Participating Subsidiaries to acquire an equity interest in the Company through the purchase of shares of the Company’s Class A common stock, $0.01 par value per share (“common stock”). The Plan is administered by the Compensation Committee of the Board of Directors of the Company (“Plan Administrator”). For purposes of the Plan, a “Subsidiary” means a “Subsidiary Corporation” of the Company, whether now or hereafter existing, as such term is defined in Section 424(f) of the Internal Revenue Code of 1986 (the “Code”). A “Participating Subsidiary” means any Subsidiary that the Plan Administrator designates from time to time as eligible to participate in this Plan.

Common stock for the Plan is issued directly from the Company’s authorized but unissued shares or previously issued shares reacquired and held by the Company (also known as treasury shares). The aggregate number of shares that may be issued under the Plan cannot exceed 400,000 shares of common stock. Shares available for issuance at February 28, 2026 were 188,269.

Certent, Inc. is the record keeper for the Plan. Administrative expenses of the Plan are paid by the Company.

Plan Year

The Plan year begins on March 1 and ends on February 28 (or February 29 in the case of a leap year).

Eligibility

An employee of the Company or any Participating Subsidiary is eligible to participate in the Plan if the employee has been continuously employed by the Company or any Participating Subsidiary for at least 90 days (except that any bona fide leave of absence will not render a participant so long as the leave does not exceed three months or, if longer than three months, the individual’s right to reemployment is provided by statute or has been agreed to by contract or in a written policy of the Company or the applicable Participating Subsidiary which provides for a right of reemployment following the leave of absence). In addition, employees must be customarily employed at least 20 hours per week.

Employees who, immediately upon the grant of an option, as defined in the Plan, together with any other person whose stock would be attributed to such employee pursuant to Section 424(d) of the Code, own directly or indirectly, or hold options or rights to acquire, an aggregate of 5% or more of the total combined voting power or value of all outstanding shares of all classes of the Company’s or any Participating Subsidiary’s stock are not eligible to participate.

Each eligible employee may enroll in the Plan as of the first day of an offering period, as defined in the Plan, during an open enrollment period established by the Plan Administrator, which ends prior to the commencement of such offering period. The offering periods are 6-month periods beginning on March 1 and September 1 of each year and ending on August 31 and February 28 (or February 29 in the case of a leap year) of each year, respectively.

Contributions

A Plan participant can contribute from 1% to 15% of the participant’s “compensation,” as such term is defined in the Plan, through after-tax payroll deductions during the offering period. Participants may increase or decrease their withholding percentage once during each offering period. In addition to these limits, a participant cannot accrue rights to purchase shares of common stock through the Plan at an amount that exceeds $25,000 for the calendar year, as measured by the fair market value of shares as of the first day of an offering period pursuant to Section 423 of the Code. The Company holds contributions of participants who remain employed with the Company or a Participating Subsidiary until the end of the offering period, at which point the Company issues shares for the contributions received. No interest is paid or accrued on the participants’ payroll deductions.

Contributions received in excess of the $25,000 limit are refunded by the Company to participants as soon as administratively practicable.

Participant Withdrawals

A participant may suspend contributions or withdraw entirely from the Plan at any time during an offering period. A participant will continue to participate in the Plan unless the participant elects to withdraw during an open enrollment period. A participant who suspends contributions can choose to leave existing contributions in their account for the remainder of the offering period, and common stock will be purchased on the next purchase date. A participant whose employment with the Company or a Participating Subsidiary is terminated, is not eligible to continue participation in the Plan. Upon termination of employment or death, the employee is no longer considered a participant in the Plan, and any accumulated contributions during an offering period will be distributed to the employee or beneficiary, as applicable, by the Company. Total refunds from the Plan due to participant withdrawals and contribution limits were $94 thousand, $83 thousand and $123 thousand for the Plan years ended February 28, 2026, February 28, 2025 and February 29, 2024, respectively.

Stock Purchase Provisions

On the first day of the offering period, eligible employees are granted the option, as defined in the Plan document, to purchase whole shares of the Company’s common stock. Shares are recorded as purchased on the trade date, which is the last business day of each offering period (“Purchase Date”). As soon as shares are purchased pursuant to the Plan, participants own the shares. Once shares are settled in the subsequent period, they are distributed to each Participant’s account. The purchase price per share of common stock issued by the Company is 90% of the fair market value of the Company’s common stock on the Purchase Date. Fair market value is determined using the closing price of the Company’s common stock as listed on the New York Stock Exchange.

Shares purchased pursuant to the Plan and purchase price per share for common stock during the offering periods for the Plan years ended February 28, 2026, February 28, 2025 and February 29, 2024 are as follows:

For the year ended	Offering period	Shares purchased	Purchase price
February 28, 2026	March 1, 2025 - August 31, 2025	9,672	$35.30
	September 1, 2025 - February 28, 2026	8,490	$35.99

February 28, 2025	March 1, 2024 - August 31, 2024	9,769	$39.43
	September 1, 2024 - February 28, 2025	8,099	$37.68

February 29, 2024	March 1, 2023 - August 31, 2023	16,822	$28.39
	September 1, 2023 - February 29, 2024	11,620	$30.46

Plan Amendments or Termination

Although the Plan Administrator has not expressed any intent to do so, it has the right to amend or terminate the Plan at any time if determined it is in the best interests of the Company and its shareholders, except that any such termination cannot affect options previously granted under this Plan, nor may any amendment make any change in an option previously granted which would adversely affect the right of any participant. In the event the Plan is terminated, the Plan Administrator may elect to restrict the purchase of shares under the Plan on any Purchase Date. If such right is exercised, all funds contributed to the Plan that have not been used to purchase shares will be returned without interest to the participants.